Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Revenue:
Product revenue	$ 50,916	$ 30,864	$ 40,250
Cost of revenue:
Cost of product revenue	25,632	16,703	21,957
Cost of other revenue	1,834	1,782	2,405
Total cost of revenue	27,466	18,485	24,362
Gross profit	23,450	12,379	15,888
Operating expenses:
Research and development	30,855	23,799	27,909
Sales and marketing	7,912	7,968	9,411
General and administrative	9,369	8,570	10,085
Total operating expenses	48,136	40,337	47,405
Operating income (loss)	(24,686)	(27,958)	(31,517)
Financial income (expense):
Interest expense	(14,503)	(9,643)	(5,447)
Interest income	29	50	71
Other financial expense	0	0	(400)
Convertible debt amendments	1,399	0	(265)
Change in the fair value of convertible debt embedded derivative	(13,129)	0	0
Foreign exchange gain (loss), net	(2,650)	71	366
Profit (Loss) before income taxes	(53,540)	(37,480)	(37,192)
Income tax expense (benefit)	936	(783)	(968)
Profit (Loss)	(54,476)	(36,697)	(36,224)
Attributable to:
Shareholders of the parent	(54,476)	(36,697)	(36,224)
Non-controlling interests	$ 0	$ 0	$ 0
Basic earnings (loss) per share (in dollars per share)	$ (0.48)	$ (0.39)	$ (0.39)
Diluted earnings (loss) per share (in dollars per share)	$ (0.48)	$ (0.39)	$ (0.39)
Weighted average number of shares used for computing:
Basic (in shares)	112,432,988	95,008,518	93,767,005
Diluted (in shares)	112,432,988	95,008,518	93,767,005
Basic earnings (loss) per ADS (in dollars per share)	$ (1.94)	$ (1.54)	$ (1.55)
Diluted earnings (loss) per ADS (in dollars per share)	$ (1.94)	$ (1.54)	$ (1.55)
Income tax expense (benefit)
Basis per ADS (in dollars per share)	28,108,247	23,752,130	23,441,751
Diluted per ADS (in dollars per share)	28,108,247	23,752,130	23,441,751
Product
Revenue:
Product revenue	$ 37,919	$ 21,947	$ 28,938
Other revenue
Revenue:
Product revenue	$ 12,997	$ 8,917	$ 11,312

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.